Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 172.5	$ 220.5
Equity securities (note 17)	23.9	43.7
Amounts receivable (note 5)	31.1	34.7
Current tax assets, current	8.7	0.0
Inventory (note 6)	199.0	148.5
Other current assets (note 7)	24.2	26.0
Total Current Assets	459.4	473.4
Non-Current Assets
Long-term inventory (note 6)	10.6	17.9
Mineral property, plant and equipment (note 8)	3,108.5	3,101.3
Other non-current assets	43.0	43.9
Total Assets	3,621.5	3,636.5
Current Liabilities
Accounts payable and accrued liabilities (note 9)	157.4	131.4
Income taxes payable	0.0	15.5
Total Current Liabilities	157.4	146.9
Non-Current Liabilities
Deferred income taxes (note 11)	623.2	559.9
Decommissioning liabilities (note 10)	102.8	75.2
Other non-current liabilities	2.5	3.0
Total Liabilities	885.9	785.0
E Q U I T Y
Share capital (note 12)	3,692.9	3,702.9
Contributed surplus	89.5	88.5
Accumulated other comprehensive income	1.9	18.2
Deficit	(1,048.7)	(958.1)
Total Equity	2,735.6	2,851.5
Total Liabilities and Equity	$ 3,621.5	$ 3,636.5